NON-FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total non-current	$ 75	$ 55
Total current	257	17
Income Tax Net Of Witholdings And Advances [Member]
IfrsStatementLineItems [Line Items]
Total non-current	69	50
Total current	257	17
Minimum National Income Tax [Member]
IfrsStatementLineItems [Line Items]
Total non-current	$ 6	$ 5